UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX


ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES


Investment Company Act File Number:  811-21170


Name of Registrant:  Index Plus Fund, Inc.
Address:  2820 Hanover Avenue     Dallas, Texas  75225
Agent for Service:  Laura S. Adams
Registrants telephone number:  214-691-6460
Date of fiscal year end:   December 31, 2004
Reporting Period:  June 30, 2003 through June 30, 2004


Company Symbol Cusip #MtgDate Matter WhoFrom Voted Type Vote For Mgmt
----------------------------------------------------------------------

The Fund uses strict quantitative analysis for securities selection and thus does not factor proxy related issues in its decision process. Therefore, the Fund has abstained from all requested proxy votes for all portfolio securities currently and previously owned during this reporting period.




SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) INDEX PLUS FUND, INC.

By: /s/ Laura S. Adams
----------------------
Laura S. Adams
President


Date  08/18/04